Trade accounts receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade accounts receivables
Schedule of trade accounts receivables

	2021		2020	2019

Trade account receivables	Ps.	868,218	766,889	260,727

Expected credit loss		(90,164)	(9,083)	(13,640)

	Ps.	778,054	757,806	247,087

Schedule of trade accounts receivables past due

Trade receivables – days past due
	Not past
As of December 31, 2021	due		14-21	21 – 28	>28	Total

Expected credit loss rate		1%	27%	60%	28%
Estimated total gross carrying amount at default	Ps.	593,104	31,439	22,463	221,212	868,218
Expected credit loss	Ps.	6,814	8,338	13,386	61,626	90,164

Trade receivables – days past due
	Not past
As of January 03, 2021	due		14-21	21 – 28	>28	Total

Expected credit loss rate		2%	30%	62%	33%
Estimated total gross carrying amount at default	Ps.	539,693	31,918	17,772	53,743	643,126
Expected credit loss	Ps.	8,163	9,588	10,946	17,563	46,260

Trade receivables – days past due
	Not past
As of December 31, 2019	due		14-21	21 – 28	>28	Total

Expected credit loss rate		2%	20%	49%	42%
Estimated total gross carrying amount at default	Ps.	207,032	12,098	7,045	29,807	255,982
Expected credit loss	Ps.	3,950	2,454	3,477	12,634	22,515

Schedule of expected credit loss

	Total
Balance as of January 01, 2019	Ps.	(9,340)
Expected credit loss		(22,515)
Amounts written off		18,215
Balance as of December 31, 2019		(13,640)
Expected credit loss		(46,260)
Specific credit loss		(11,367)
Amounts written off		62,184
Balance as of January 03, 2021		(9,083)
Expected credit loss		(198,495)
Amounts written off		117,414
Balance as of December 31, 2021	Ps.	(90,164)